FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of fair value measurements for each class of assets on nonrecurring basis
	Fair Value Measurement at the End of the Reporting Period Using
			Quoted Prices in Active	Significance
	As of		Markets for Identical	Other Observable	Significant Unobservable
	December 31, 2018		Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total loss
	RMB	US$	RMB	RMB	RMB	RMB
Description
Fair value measurements on a recurring basis:
Available-for-sale debt investments	50,000	7,272	50,000	-	-	-

Nonrecurring fair value measurements:
Long-lived assets held and used	117	17	-	-	117	(7,768)

Fair Value Measurement at the End of the Reporting Period Using
			Quoted Prices in Active	Significance
	As of		Markets for Identical	Other Observable	Significant Unobservable
	December 31, 2017		Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total loss
	RMB	US$	RMB	RMB		RMB
Description
Nonrecurring fair value measurements:
Long-lived assets held and used	632	97	-	-	632	(1,507)